Note 7 - Other Operating Income/ (Expenses) (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Government grants/NPV of long term fiscal incentives	R$ 761.3	R$ 820.1		R$ 993.7
(Additions)/reversals of provisions	(37.7)	(42.0)		(12.9)
Gains/(losses) on disposal of property, plant and equipment, intangible assets and operation of associates	30.7	(29.8)		91.1
Other operating income/(expenses), net	123.8	199.0		145.4
Total	R$ 878.1	R$ 947.3	[1]	R$ 1,217.3	[1]

[1]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).